FINANCIAL INSTRUMENTS - Disclosure of detailed information about classification of financial instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized cost:
Cash	$ 4,555,332	$ 2,344,246
Royalty, derivative royalty, and stream receivables	1,190,092	1,175,602
Other receivables	315,805	125,571
Fair value through profit or loss:
Derivative royalty asset	2,182,406	4,034,007	$ 6,432,610
Marketable securities	29,545	34,027
Total financial assets	8,273,180	7,713,453
Amortized cost:
Trade and other payables	1,286,117	1,089,219
Loans payable	10,585,039	10,514,644	$ 3,062,706
Total financial liabilities	$ 11,871,156	$ 11,603,863